Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 959,854	$ 753,195	$ 539,851
Operating costs and expenses:
Cost of revenues	(384,177)	(293,063)	(213,779)
Selling and marketing	(142,098)	(113,568)	(81,954)
General and administrative	(311,014)	(226,404)	(148,409)
Total operating costs and expenses	(837,289)	(633,035)	(445,679)
OPERATING INCOME	122,565	120,160	94,172
Total assets	1,353,441	1,128,817	863,370
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	959,854	753,195	539,851
Operating costs and expenses:
Cost of revenues	(384,177)	(292,848)	(212,878)
Selling and marketing	(125,446)	(97,880)	(75,583)
General and administrative	(232,804)	(169,815)	(112,206)
Unallocated corporate expenses	(94,862)	(72,492)	(43,475)
Total operating costs and expenses	(837,289)	(633,035)	(444,142)
Loss on disposal of subsidiaries			(1,537)
OPERATING INCOME	122,565	120,160	94,172
Segment assets	824,901	648,563	436,246
Unallocated corporate assets	528,540	480,254	427,124
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	544,669	436,403	312,198
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	818,550	644,981	467,542
Operating costs and expenses:
Cost of revenues	(328,663)	(245,169)	(182,528)
Selling and marketing	(96,064)	(77,064)	(61,477)
General and administrative	(198,718)	(149,316)	(97,389)
Total operating costs and expenses	(623,445)	(471,549)	(341,394)
OPERATING INCOME	195,105	173,432	126,148
Segment assets	544,669	436,403	312,198
Unallocated corporate assets
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	59,791	52,839	47,821
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	20,712	17,757	13,766
Operating costs and expenses:
Cost of revenues	(8,396)	(8,160)	(6,398)
Selling and marketing	(1,712)	(1,335)	(637)
General and administrative	(6,648)	(5,532)	(4,145)
Total operating costs and expenses	(16,756)	(15,027)	(11,180)
OPERATING INCOME	3,956	2,730	2,586
Segment assets	59,791	52,839	47,821
Unallocated corporate assets
Corporate and Others [Member]
Operating costs and expenses:
Total assets	220,441	159,321	76,227
Corporate and Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	120,592	90,457	58,543
Operating costs and expenses:
Cost of revenues	(47,118)	(39,519)	(23,952)
Selling and marketing	(27,670)	(19,481)	(13,469)
General and administrative	(27,438)	(14,967)	(10,672)
Total operating costs and expenses	(102,226)	(73,967)	(48,093)
OPERATING INCOME	18,366	16,490	10,450
Segment assets	220,441	159,321	76,227
Unallocated corporate assets